Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consisted of the following at June 30, 2018 and December 31, 2017:

	2018	2017

Finished goods	$3,351,160	$4,611,973
Spare parts	227,091	187,158
Reserve for inventory obsolescence	(91,041)	(172,562)

Inventories, net	$3,487,210	$4,626,569

Inventories consisted of the following at December 31, 2017 and 2016:

	2017	2016

Finished goods	$4,611,973	$4,102,621
Spare parts	187,158	183,357
Reserves for inventory obsolescence	(172,562)	(121,862)

Inventories, net	$4,626,569	$4,164,116